Legal proceedings and regulatory matters (Details) $ in Millions, $ in Millions, £ in Billions	1 Months Ended		12 Months Ended
	Feb. 29, 2024 GBP (£)	Dec. 31, 2016	Dec. 31, 2024 USD ($) action plaintiff bank employee	Dec. 31, 2024 CAD ($) action employee bank	Mar. 31, 2024 employee	Dec. 31, 2023 USD ($)	Nov. 30, 2008 USD ($)
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities			$ 110,019			$ 111,922
Benchmark rate litigation
Disclosure of other provisions [line items]
Number of groups of plaintiffs | plaintiff			5
Number of US dollar libor-related actions | action			2	2
Benchmark rate litigation | Legal proceedings contingent liability
Disclosure of other provisions [line items]
Infringement period		1 month
Gilts trading investigation
Disclosure of other provisions [line items]
Number of other banks party to investigation | bank			4	4
Precious metals fix-related litigation
Disclosure of other provisions [line items]
Loss contingency, damages sought			$ 1,000
Employees involved in litigation | employee			7
Madoff Securities
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities			$ 543
Fairfield
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities			382
Herald Fund SPC
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities			5,600
Herald Fund SPC | Cash and securities
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities			2,500
Alpha Prime Fund Limited
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities			1,160
Senator Fund SPC | Cash and securities
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities			625
Senator Fund SPC | Cash and cash equivalents
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities			$ 188
Ontario and Quebec Superior Courts
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities				$ 1,000
Number of hearings | action			2
Estimated financial effect of contingent liabilities, punitive damages				$ 250
Madoff Securities
Disclosure of other provisions [line items]
Aggregate value of funds with assets invested in securities under litigation							$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation							$ 4,000
HSBC Holdings
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities			$ 7,327			$ 7,723
HSBC Holdings | New York | Anti-money laundering and sanctions-related matters
Disclosure of other provisions [line items]
Number of hearings | action			7
Number of claims dismissed | action			3
Number of pending claims at an early stage | action			4
HSBC Holdings and HSBC Bank plc | Foreign exchange-related investigations and litigation
Disclosure of other provisions [line items]
Loss contingency, damages sought | £	£ 3
Hongkong and Shanghai Banking Corporation | Korean short selling investigation
Disclosure of other provisions [line items]
Number of current and former employees | employee			280	280	3
Number of pending actions | action			1	1